Property and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment [Abstract]
Property and equipment acquired	$ 3,000
Property and equipment of disposal		$ 7,000
Depreciation expenses	$ 4,000	$ 3,000	$ 2,000